Note 4 - Fair Value Measurements (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Derivative Instrument, Shares of Common Stock Held	273,000
Derivative Instrument, Common Shares Held, Per Share	$ 20.86
General and Administrative Expense [Member]
Derivative, Gain on Derivative	$ 1.2	$ 1.1	$ 0.5